Expense Example, No Redemption - PRUDENTIAL DAY ONE 2020 FUND	Sep. 29, 2020 USD ($)
Class R1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 117
Expense Example, No Redemption, 3 Years	10,502
Expense Example, No Redemption, 5 Years	10,502
Expense Example, No Redemption, 10 Years	10,502
Class R2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	453
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	1,922
Class R3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	550
Expense Example, No Redemption, 5 Years	1,051
Expense Example, No Redemption, 10 Years	2,430
Class R4
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	10,501
Expense Example, No Redemption, 5 Years	10,501
Expense Example, No Redemption, 10 Years	10,501
Class R5
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	344
Expense Example, No Redemption, 5 Years	654
Expense Example, No Redemption, 10 Years	1,533
Class R6
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	231
Expense Example, No Redemption, 5 Years	436
Expense Example, No Redemption, 10 Years	$ 1,029